UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30, 2008

Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

MID CAP CORE FUND

FORM N-Q

AUGUST 31, 2008

LEGG MASON PARTNERS MID CAP CORE FUND

Schedule of Investments (unaudited)	August 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.3%
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.5%
341,720	BorgWarner Inc.	$14,130,122
Household Durables - 6.3%
285,000	Mohawk Industries Inc. *	19,679,250
1,400,000	Tempur-Pedic International Inc.	15,834,000
925,000	Toll Brothers Inc. *	23,014,000
	Total Household Durables	58,527,250
Leisure Equipment & Products - 1.1%
4,000,000	Li Ning Co., Ltd.	10,005,895
Media - 0.7%
750,000	Warner Music Group Corp.	6,435,000
Specialty Retail - 3.7%
850,000	American Eagle Outfitters Inc.	12,792,500
360,000	Sherwin-Williams Co.	21,078,000
	Total Specialty Retail	33,870,500
	TOTAL CONSUMER DISCRETIONARY	122,968,767
CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 2.5%
790,000	Casey’s General Stores Inc.	22,910,000
ENERGY - 8.7%
Energy Equipment & Services - 3.3%
81,000	Diamond Offshore Drilling Inc.	8,902,710
900,000	ION Geophysical Corp. *	14,508,000
200,000	Nabors Industries Ltd. *	7,120,000
	Total Energy Equipment & Services	30,530,710
Oil, Gas & Consumable Fuels - 5.4%
250,000	Comstock Resources Inc. *	16,235,000
450,000	El Paso Corp.	7,542,000
350,000	Newfield Exploration Co. *	15,827,000
275,000	SandRidge Energy Inc. *	9,625,000
	Total Oil, Gas & Consumable Fuels	49,229,000
	TOTAL ENERGY	79,759,710
FINANCIALS - 10.3%
Capital Markets - 4.0%
260,000	AllianceBernstein Holding LP	14,099,800
514,300	Highlands Acquisition Corp. *	4,821,563
685,000	Invesco Ltd.	17,556,550
	Total Capital Markets	36,477,913
Insurance - 2.9%
275,000	Allied World Assurance Holdings Ltd.	10,620,500
220,000	PartnerRe Ltd.	15,160,200
743,900	Syncora Holdings Ltd.	1,339,020
	Total Insurance	27,119,720
Real Estate Investment Trusts (REITs) - 0.5%
500,000	Mission West Properties Inc.	4,870,000
Thrifts & Mortgage Finance - 2.9%
800,000	Hudson City Bancorp Inc.	14,752,000
650,000	People’s United Financial Inc.	11,648,000
	Total Thrifts & Mortgage Finance	26,400,000
	TOTAL FINANCIALS	94,867,633

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

SHARES	SECURITY	VALUE
HEALTH CARE - 13.5%
Biotechnology - 3.5%
350,000	ImClone Systems Inc. *	$22,540,000
360,000	Vertex Pharmaceuticals Inc. *	9,669,600
	Total Biotechnology	32,209,600
Health Care Providers & Services - 6.6%
475,000	Magellan Health Services Inc. *	20,691,000
475,000	Patterson Cos. Inc. *	15,456,500
440,000	Pediatrix Medical Group Inc. *	25,058,000
	Total Health Care Providers & Services	61,205,500
Life Sciences Tools & Services - 1.0%
500,000	WuXi PharmaTech Cayman Inc., ADR *	8,855,000
Pharmaceuticals - 2.4%
475,000	Elan Corp. PLC, ADR *	6,360,250
300,000	Shire Ltd., ADR	15,924,000
	Total Pharmaceuticals	22,284,250
	TOTAL HEALTH CARE	124,554,350
INDUSTRIALS - 19.5%
Aerospace & Defense - 3.7%
725,990	Hexcel Corp. *	15,086,072
180,000	L-3 Communications Holdings Inc.	18,709,200
	Total Aerospace & Defense	33,795,272
Commercial Services & Supplies - 2.4%
775,000	R.R. Donnelley & Sons Co.	21,607,000
Construction & Engineering - 3.6%
525,000	Quanta Services Inc. *	16,768,500
333,000	Shaw Group Inc. *	16,496,820
	Total Construction & Engineering	33,265,320
Electrical Equipment - 1.8%
360,000	Thomas & Betts Corp. *	16,588,800
Machinery - 4.8%
205,000	AGCO Corp. *	12,634,150
306,500	Dover Corp.	15,134,970
260,000	Parker Hannifin Corp.	16,658,200
	Total Machinery	44,427,320
Professional Services - 1.3%
620,000	Monster Worldwide Inc. *	12,114,800
Trading Companies & Distributors - 1.9%
460,000	WESCO International Inc. *	17,682,400
	TOTAL INDUSTRIALS	179,480,912
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 1.6%
1,058,200	Comverse Technology Inc. *	14,613,742
Computers & Peripherals - 1.7%
1,800,000	Palm Inc. *	15,318,000
Internet Software & Services - 3.4%
445,000	Digital River Inc. *	19,468,750
375,000	VeriSign Inc. *	11,988,750
	Total Internet Software & Services	31,457,500
IT Services - 2.0%
600,000	Fidelity National Information Services Inc.	13,110,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

SHARES	SECURITY	VALUE
IT Services - 2.0% (continued)
175,000	Lender Processing Services Inc.	$5,827,500

	Total IT Services	18,937,500

Semiconductors & Semiconductor Equipment - 3.1%
500,000	Lam Research Corp. *	18,380,000
1,500,000	LSI Corp. *	9,975,000

	Total Semiconductors & Semiconductor Equipment	28,355,000

Software - 5.2%
425,000	Autodesk Inc. *	15,100,250
1,050,000	Check Point Software Technologies Ltd. *	25,714,500
225,000	MICROS Systems Inc. *	6,934,500

	Total Software	47,749,250

	TOTAL INFORMATION TECHNOLOGY	156,430,992

MATERIALS - 1.8%
Chemicals - 1.8%
425,000	Celanese Corp.	16,388,000

UTILITIES - 6.7%
Electric Utilities - 1.4%
290,000	Allegheny Energy Inc.	13,145,700

Independent Power Producers & Energy Traders - 1.9%
475,000	NRG Energy Inc. *	17,879,000

Multi-Utilities - 3.4%
1,000,000	CenterPoint Energy Inc.	15,880,000
264,000	Sempra Energy	15,290,880

	Total Multi-Utilities	31,170,880

	TOTAL UTILITIES	62,195,580

	TOTAL COMMON STOCKS (Cost - $848,109,252)	859,555,944

WARRANTS
WARRANTS - 0.0%
514,300	Highlands Acquisition Corp., Expires 10/3/12* (Cost - $417,612)	200,577

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $848,526,864)	859,756,521

FACE AMOUNT
SHORT-TERM INVESTMENT - 6.8%
Repurchase Agreement - 6.8%
$63,283,000	Interest in $532,410,000 joint tri-party repurchase agreement dated 8/29/08 with Deutsche Bank Securities Inc., 2.120% due 9/2/08; Proceeds at maturity - $63,297,907; (Fully collateralized by various U.S. government agency obligations, 1.000% to 32.446% due 6/15/11 to 2/15/38; Market value - $64,548,660) (Cost - $63,283,000)	63,283,000

	TOTAL INVESTMENTS - 100.1% (Cost - $911,809,864#)	923,039,521
	Liabilities in Excess of Other Assets - (0.1)%	(1,361,956)

	TOTAL NET ASSETS - 100.0%	$921,677,565

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	August 31, 2008

Abbreviation used in this schedule:

ADR	—American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Mid Cap Core Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective December 1, 2007, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	August 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$923,039,521	$859,756,521	$63,283,000	—

3. Investments

At August 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$105,323,876
Gross unrealized depreciation	(94,094,219)

Net unrealized appreciation	$11,229,657

Notes to Schedule of Investments (unaudited) (continued)

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 29, 2008

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: October 29, 2008